Material accounting policies - Estimated useful lives for the current and comparative periods (Details)	12 Months Ended
Dec. 31, 2025
Software | Minimum
Estimated useful lives for the current and comparative periods
Estimated useful life	5 years
Software | Maximum
Estimated useful lives for the current and comparative periods
Estimated useful life	10 years
Patent
Estimated useful lives for the current and comparative periods
Estimated useful life	8 years